Share based compensation - Schedule of Nonvested Restricted Stock Units Activity (Detail) - Restricted Stock [Member] - 2022 plan [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Awarded and Unvested, Beginning Balance | shares	0
Weighted average grant date fair value, Awarded and Unvested, Beginning Balance | $ / shares	$ 0
Number of RSUs, Granted | shares	135,706
Weighted average grant date fair value, Granted | $ / shares	$ 8.5
Number of RSUs, Vested | shares	0
Weighted average grant date fair value, Vested | $ / shares	$ 0
Number of RSUs, Canceled/forfeited | shares	(4,984)
Weighted average grant date fair value, Canceled/forfeited | $ / shares	$ 8.5
Number of RSUs, Awarded and Unvested, Ending Balance | shares	130,722
Weighted average grant date fair value, Awarded and Unvested, Ending Balance | $ / shares	$ 8.5
Number of RSUs, Expected to vest | shares	107,427
Weighted average grant date fair value, Expected to vest | $ / shares	$ 8.5